INCOME TAX EXPENSE AND DEFERRED TAXES - Income tax expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX EXPENSE AND DEFERRED TAXES
Current income tax expense	$ (58,334,583)	$ (63,245,293)	$ (45,614,890)
Current tax adjustment previous period	(152,481)	311,931	2,284,477
Foreign dividends tax withholding expense	(11,803,842)	(11,129,734)	(2,877,817)
Other current tax expense (income)	(688,765)		114,130
Current income tax expense	(70,979,671)	(74,063,096)	(46,094,100)
Expense (income) for the creation and reversal of temporary differences of deferred tax and others	(15,014,636)	(30,281,542)	(83,220)
Expense (income) for deferred taxes	(15,014,636)	(30,281,542)	(83,220)
Total income tax expense	$ (85,994,307)	$ (104,344,638)	$ (46,177,320)